Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2006

Item 1. Proxy Voting Record

I.  Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth Corporation
(b) Exchange ticker symbol of the portfolio security: HLSH.OB
(c) CUSIP: 421924200
(d) Shareholder meeting date: May 18, 2006
(e) Brief identification of the matter voted on:
1.  Election of directors
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

II.  Paxson Communications Corporation
(a) Name of Issuer of the portfolio security:  Paxson Communications Corporation
(b) Exchange ticker symbol of the portfolio security: PAX
(c) CUSIP: 704231604
(d) Shareholder meeting date: June 23, 2006
(e) Brief identification of the matter voted on:
1.  Election of directors
2. To amend the Company's Certificate of Incorporation to change the Company's name to "ION Media Networks, Inc."
3. To amend the Company's Certificate of Incorporation to increase the number of authorized shares of the Company's stock
4.  To approve the adoption of the Ion Media Networks, Inc. 2006 Stock
Incentive Plan
5. To ratify the appointment of Rachlin Cohen & Holtz, LLP as independent certified public accountants for 2006.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items one, two, three and five; against item four.
(i) Whether Registrant cast its vote for or against management: For management with regard to items one, two, three and five; against management with regard to item four.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary and Director
Date: 08-11-06